LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Weighted average remaining lease term	3 years
Weighted average discount rate	4.50%
Future lease payments	$ 3,874
Lease term	5 years
Total lease costs	$ 2,468	$ 2,578